LOANS, FINANCING, DEBENTURES AND LEASES - Loans and financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Vivendi
LOANS, FINANCING, DEBENTURES AND LEASES
Reimbursement amount			R$ 349,794
Financing - Suppliers | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	114.60%	109.20%
Financing - Suppliers | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Net cost of CDI, as percentage	149.00%	122.50%